Shareholder Report, Holdings (Details) - C000014255	Apr. 30, 2026
Not Rated
Holdings [Line Items]
Percent of Total Investments	3.70%
CCC or Lower
Holdings [Line Items]
Percent of Total Investments	3.40%
B
Holdings [Line Items]
Percent of Total Investments	66.10%
BB
Holdings [Line Items]
Percent of Total Investments	15.50%
BBB
Holdings [Line Items]
Percent of Total Investments	2.20%
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.60%
AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	1.50%
AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	1.50%
AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	2.90%
AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	4.20%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.80%
AssetSenior Floating-Rate Loans
Holdings [Line Items]
Percent of Total Investments	82.50%